Related party transactions (Tables)	12 Months Ended
Mar. 31, 2015
Related party transactions
Schedule of due from related parties, current

	2015	2014
Receivable from related parties	$921	$1,144
Loan due from related party	50	50
Loans due from employees	150	86

Total due from related parties, current	$1,121	$1,280

Schedule of due to related parties, current
	2015	2014
Payable to related parties	508	144

Total due to related parties, current	$508	$144

Schedule of turnovers of related parties
	For the years ended March 31,
	2015	2014	2013
Sales of services	3,618	4,522	12,273
Purchase of goods	947	1,548	658
Purchase of services	1,620	527	486